CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2013	$ 267.3	$ 0.4	$ 329.8	$ (67.0)	$ 4.1
Beginning Balance (in shares) at Dec. 31, 2013		3,701,145,330
Net income for the year	3.0			3.0
Other comprehensive loss	(40.6)				(40.6)
Ending Balance at Dec. 31, 2014	229.7	$ 0.4	329.8	(64.0)	(36.5)
Ending Balance (in shares) at Dec. 31, 2014		3,701,145,330
Vesting of restricted stock units
Vesting of restricted stock units (in shares)		795,304
Settlement of restricted stock units vested with shares held by depository bank		(795,304)
Share-based compensation	0.5		0.5
Share issued to depository bank
Share issued to depository bank, shares		1,550,000
Acquired in the Transaction	100.8	$ 0.0	100.8
Acquired in the Transaction, shares		457,980,262
Net income for the year	43.8			43.8
Other comprehensive loss	(34.6)				(34.6)
Ending Balance at Dec. 31, 2015	$ 340.2	$ 0.4	431.1	(20.2)	(71.1)
Ending Balance (in shares) at Dec. 31, 2015	4,160,675,592	4,160,675,592
Vesting of restricted stock units
Vesting of restricted stock units (in shares)		1,648,500
Settlement of stock options exercised with shares held by depository bank		(1,648,500)
Share-based compensation	0.6		0.6
Share issued to depository bank
Share issued to depository bank, shares		500,000
Net income for the year	127.5			127.5
Other comprehensive loss	(59.8)				(60.1)
Ending Balance at Dec. 31, 2016	$ 408.2	$ 0.4	$ 431.7	$ 107.3	$ (131.2)
Ending Balance (in shares) at Dec. 31, 2016	4,161,175,592	4,161,175,592